Stock Options - Stock options outstanding (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	2,766,438		2,766,438	2,384,063
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	8 years 10 months 28 days	8 years 4 months 20 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 2.92		$ 2.92	$ 3.07384
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	856,222		856,222	1,170,365
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 2.49		$ 2.49	$ 2.98
Exercise Price 1. 84 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share Price	$ 1.84		$ 1.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	648,000		648,000
Exercise Price 2. 03 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share Price	$ 2.03	$ 2.03	$ 2.03
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	659,000	659,000	659,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		8 years 3 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number		487,667
Exercise Price 2. 72 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share Price	$ 2.72	$ 2.72	$ 2.72
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	25,000	25,000	25,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		3 years 9 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number		25,000
Exercise Price 2. 80 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share Price	$ 2.80	$ 2.80	$ 2.80
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	220,625	216,250	220,625
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		6 years 11 months 23 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number		162,552
Exercise Price 2. 96 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share Price	$ 2.96	$ 2.96	$ 2.96
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		70,313
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		6 years 9 months 7 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number		70,313
Exercise Price 2. 95 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	70,313		70,313
Exercise Price 3. 43 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share Price	$ 3.43	$ 3.43	$ 3.43
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	25,000	25,000	25,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		9 years 2 months 19 days	9 years 11 months 19 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number
Exercise Price 4. 03 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share Price	$ 4.03	$ 4.03	$ 4.03
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	1,020,000	1,020,000	1,020,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		8 years 9 months 3 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number		358,333
Exercise Price 4. 07 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share Price	$ 4.07	$ 4.07	$ 4.07
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	25,000	25,000	25,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		8 years 9 months 14 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number		9,000
Exercise Price 4. 20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share Price	$ 4.20	$ 4.20	$ 4.20
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	25,000	25,000	25,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		8 years 7 months 2 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number		9,000
Exercise Price 5. 10 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share Price	$ 5.10	$ 5.10	$ 5.10
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	48,500	48,500	48,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		8 years 11 months 15 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number		48,500
Exercise Price. 045 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share Price		$ 0.45
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		110,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		9 years 11 months 26 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number
Exercise Price 2. 50 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share Price		$ 2.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number		160,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		9 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number